RETIREMENT AND POSTRETIREMENT BENEFITS - BENEFIT OBLIGATIONS AND FUNDED STATUS (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD item	Dec. 31, 2014 CAD	Dec. 31, 2013
Pension and Other Postretirement Benefit Disclosures
Number of registered pension plans | item	3
Number of supplemental pension plans | item	4
Increase to pension liabilities due to revised of mortality assumptions		CAD 21
Change in accrued benefit obligation
Offsetting regulatory liabilities	CAD 0	3
Presented as follows:
Other long-term liabilities	(517)	(584)
Pension Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	2,470	1,903
Actuarial (gains)/loss	(172)	411
Benefits paid	(90)	(75)
Effect of foreign exchange rate changes	79	31
Other	(1)	(1)
Benefit obligation at end of year	2,551	2,470
Change in plan assets
Fair value of plan assets at beginning of year	2,062	1,799
Actual return on plan assets	88	179
Employer's contributions	116	138
Benefits paid	(90)	(75)
Effect of foreign exchange rate changes	54	22
Other	(1)	(1)
Fair value of plan assets at end of year	2,229	2,062
Underfunded status at end of year	(322)	(408)
Presented as follows:
Deferred amounts and other assets	6	5
Other long-term liabilities	(328)	(413)
Amount recognized in balance sheet	CAD (322)	CAD (408)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.20%	4.00%	5.00%
Average rate of salary increases (as a percent)	3.60%	4.00%	3.70%
Other Postretirement Plans
Change in accrued benefit obligation
Benefit obligation at beginning of year	CAD 276	CAD 240
Employees' contributions	1	1
Actuarial (gains)/loss	9	16
Benefits paid	(12)	(9)
Effect of foreign exchange rate changes	21	8
Other	(6)
Benefit obligation at end of year	308	276
Change in plan assets
Fair value of plan assets at beginning of year	99	81
Actual return on plan assets	(2)	7
Employer's contributions	10	11
Employees' contributions	1	1
Benefits paid	(12)	(9)
Effect of foreign exchange rate changes	19	8
Fair value of plan assets at end of year	115	99
Underfunded status at end of year	(193)	(177)
Presented as follows:
Deferred amounts and other assets	2
Accounts payable and other	(6)	(6)
Other long-term liabilities	(189)	(171)
Amount recognized in balance sheet	CAD (193)	CAD (177)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.20%	3.90%	4.90%
United States Plan
Presented as follows:
Deferred amounts and other assets	CAD 40	CAD 32